Fair Value of Financial Instruments and Derivatives Instuments, detail 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Notional Amount of Derivatives	$ 505,826		$ 547,097
Marindou [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Jan. 14, 2008
Derivative, Maturity Date	Jan. 14, 2013
Derivative, Fixed Interest Rate	3.95%	[1]
Notional Amount of Derivatives	25,759		27,253
Marindou [Member] | Future Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Jan. 14, 2013
Derivative, Maturity Date	Jan. 16, 2018
Derivative, Fixed Interest Rate	1.60%	[2]
Notional Amount of Derivatives	28,500		28,500
Petra [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Feb. 19, 2008
Derivative, Maturity Date	Jan. 18, 2013
Derivative, Fixed Interest Rate	2.885%	[1]
Notional Amount of Derivatives	28,271		30,471
Pemer [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Mar. 07, 2008
Derivative, Maturity Date	Mar. 07, 2013
Derivative, Fixed Interest Rate	2.745%	[1]
Notional Amount of Derivatives	28,268		30,468
Marinouki [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Mar. 19, 2008
Derivative, Maturity Date	Mar. 05, 2013
Derivative, Fixed Interest Rate	2.73%	[1]
Notional Amount of Derivatives	26,051		27,695
Marinouki [Member] | Future Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Mar. 05, 2013
Derivative, Maturity Date	Mar. 05, 2018
Derivative, Fixed Interest Rate	1.48%	[2]
Notional Amount of Derivatives	25,174		0
Staloudi [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Jan. 07, 2009
Derivative, Maturity Date	Jan. 07, 2012
Derivative, Fixed Interest Rate	3.385%	[1]
Notional Amount of Derivatives	0		45,680
Staloudi [Member] | Future Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Jan. 09, 2012
Derivative, Maturity Date	Jan. 07, 2015
Derivative, Fixed Interest Rate	1.45%	[2]
Notional Amount of Derivatives	42,040		43,860
Avstes [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Apr. 25, 2008
Derivative, Maturity Date	Apr. 18, 2013
Derivative, Fixed Interest Rate	3.89%	[1]
Notional Amount of Derivatives	25,684		27,342
Eniadefhi [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Apr. 01, 2009
Derivative, Maturity Date	Feb. 12, 2014
Derivative, Fixed Interest Rate	3.35%	[1]
Notional Amount of Derivatives	37,125		39,375
Marathassa [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Nov. 23, 2009
Derivative, Maturity Date	Nov. 23, 2012
Derivative, Fixed Interest Rate	1.65%	[2]
Notional Amount of Derivatives	0		16,565
Marathassa [Member] | Future Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Nov. 23, 2012
Derivative, Maturity Date	Nov. 21, 2015
Derivative, Fixed Interest Rate	1.95%	[2]
Notional Amount of Derivatives	14,935		14,935
Maxdodeka [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Feb. 01, 2010
Derivative, Maturity Date	Feb. 01, 2013
Derivative, Fixed Interest Rate	3.91%	[2]
Notional Amount of Derivatives	30,600		32,250
Kerasies [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Dec. 14, 2010
Derivative, Maturity Date	Dec. 14, 2015
Derivative, Fixed Interest Rate	1.65%	[2]
Notional Amount of Derivatives	30,932		33,066
Maxpente [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Jan. 31, 2011
Derivative, Maturity Date	Jan. 31, 2015
Derivative, Fixed Interest Rate	1.22%	[2]
Notional Amount of Derivatives	36,400		38,200
Eniaprohi [Member] | Future Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Nov. 14, 2011
Derivative, Maturity Date	Nov. 14, 2014
Derivative, Fixed Interest Rate	1.40%	[2]
Notional Amount of Derivatives	35,552		37,776
Soffive [Member] | Future Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Nov. 20, 2011
Derivative, Maturity Date	Nov. 20, 2014
Derivative, Fixed Interest Rate	1.35%	[2]
Notional Amount of Derivatives	34,800		37,200
Pelea [Member] | Future Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Dec. 15, 2011
Derivative, Maturity Date	Dec. 15, 2016
Derivative, Fixed Interest Rate	2.05%	[2]
Notional Amount of Derivatives	34,935		36,461
Maxdekatria [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Sep. 28, 2012
Derivative, Maturity Date	Sep. 28, 2017
Derivative, Fixed Interest Rate	0.90%	[2]
Notional Amount of Derivatives	$ 20,800		$ 0

[1]	Under these swap transactions, the bank effects semi-annual floating-rate payments to the Company for the relevant amount based on the six-month U.S. dollar LIBOR, and the Company effects semi-annual payments to the bank on the relevant amount at the respective fixed rates.
[2]	Under these swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month U.S. dollar LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.